Stockholder's Equity: (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants Fair Market Value Assumptions

The fair market value at June 30, 2012, was determined by the following assumptions using the Monte Carlo Simulation method:

2012
Common stock price	$11.25
Dividend yield	0.00%
Expected volatility	76.40%
Risk-free interest rate	1.67%
Warrant term in years	10

The fair value of the warrants issued was determined using the Monte Carlo Simulation method with the following assumptions:

2011
Dividend yield	0%
Expected volatility	84.4%
Risk-free interest rate	1.81%
Common stock price on date of issuance	$3.75
Exercise price	$0.01
Warrant term in years	10

Fair Value Options Weighted-Average Assumptions

The Company has recorded the fair market value as determined by the following assumptions using the Monte Carlo Simulation method, as stock-based compensation in its statement of operations:

2011
Dividend yield	0%
Expected volatility	84.4%-85.1%
Risk-free interest rate	1.81%-1.89%
Warrant term in years	10

Fair Value Options Weighted-Average Assumptions

The fair value of options granted to employees was estimated using the Black-Scholes option-pricing model (see Note 2) with the following weighted-average assumptions used during the six month period ended June 30:

2012
Dividend yield	0.0%
Expected volatility	85.5%
Risk-free interest rate	1.1%
Expected life in years	5.82

The fair value of options granted to employees was estimated using the Black-Scholes option-pricing model (see Note 3); with the following weighted-average assumptions used during the year ended December 31:

2011
Dividend yield	0.0%
Expected volatility	86.0%
Risk-free interest rate	1.1%
Expected life in years	5.81

Activity with Respect to Options Granted

Activity with respect to options granted under the 2011 Plan is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	—	—	—	$—
Options granted in the period ended March 31, 2012 for which compensation was recognized during 2011	670,000	$3.75	—	—
Granted in the 3 month period ended March 31, 2012	482,500	$3.75	—	—
Granted in the 3 month period ended June 30, 2012	240,000	$10.81	—	—

Outstanding at June 30, 2012	1,392,500	$4.97	9.7	$—

Unvested at June 30, 2012	1,392,500	$4.97	9.7	$—

Exercisable at June 30, 2012	—	$—	—	$—

Activity with respect to options granted under the 2011 Plan is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	—	$—	—	$—
Granted in the period ended December 31, 2011	670,000	3.75	10.0	—

Outstanding at December 31, 2011	670,000	$3.75	10.0	$—

Unvested at December 31, 2011	670,000	$3.75	10.0	$—

Exercisable at December 31, 2011	—	$—	—	$—